PRESIDENT'S MESSAGE

Dear Shareholder

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Money Trust for the six-month period ended January 31, 1997. First, you will find an investment review on the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.02 per share. At the end of the reporting period, net assets stood at $2.4 billion. In addition, the fund maintained its AAAm rating by Standard & Poor's Ratings Group ("Standard & Poor's") and Aaa rating by Moody's Investor's Service, Inc. ("Moody's") -- the highest ratings possible for a money market mutual fund.*

This high-quality money market fund keeps investor cash at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00.** At the end of the period, the fund's assets were heavily invested in repurchase agreements backed by Treasury obligations, because of their yield advantage. The remainder of the portfolio was invested in direct U.S. Treasury obligations.

Thank you for participating in the daily earning power of Automated Government Money Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
March 15, 1997

* These ratings are obtained after Standard & Poor's and Moody's evaluate a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in ratings. Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, which means they are of the best quality. Ratings are subject to change and do not remove market risks.

** Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Automated Government Money Trust (the "Trust"), which is rated AAAm by Standard & Poor's and Aaa by Moody's, is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements. Recently, the Trust has been managed within a 35-45 day average maturity range, a neutral stance for the Trust.

Over the six-month reporting period ended January 31, 1997, the Federal Reserve Board (the "Fed") stood pat in the face of economic growth that exceeded the 21/2% pace thought to be the non-inflationary potential. Confronted with persistent strength in the interest rate-sensitive sectors, the Fed stuck to its belief that economic growth would return to a more moderate pace. Early in the reporting period, the market itself was not so sure, and movements in interest rates proved to be rather volatile as expectations regarding the timing and extent of the next policy move from the Fed swayed back and forth with each new piece of economic data. When signs of the long-awaited slowdown finally began to emerge, the market then fretted that it might not be occurring quickly enough to prevent the need for the Fed to tighten in order to ward off inflationary pressures. By the end of the reporting period, however, the market calmed itself once more as growth in employment and housing moderated and inflation remained tame. While the advance release for fourth quarter gross domestic product was a robust 4.7%, it was boosted by net exports and a number of one-time factors, and the underlying fundamentals point to more sedate growth in the first quarter. Overall, the federal funds target rate remained unchanged over the period, at 5.25%, where it has been since late January 1996.

Movements in interest rates early in the reporting period reflected the market uncertainty. The yield on the three-month Treasury bill peaked at 5.35% in early September 1996 amid fears that the robust economy might spark inflation, particularly in the face of tight labor market conditions. The yield then plunged to 5% in late September 1996 and early October 1996 as signs of tempered growth began to appear and relief finally took hold. The yield then rebounded to a more realistic 5.15%, and traded within a fairly narrow range -- with the exception of a technically-driven drop at year-end -- for the remainder of the reporting period as the market embraced the idea that the Fed was likely to be on hold indefinitely. Overall, the yields at the front-end of the Treasury yield curve ended the period 0.16% to 0.26% lower, reflecting the market's retreat from expectations of an imminent tightening in monetary policy.

The Trust was targeted in a 35-45 day average maturity target range over the reporting period, essentially a neutral stance for the portfolio. Once an average maturity range is established, the Trust attempts to maximize performance through ongoing relative value analysis. The Trust's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The Trust combined a significant percentage in these repurchase agreements -- primarily on an overnight basis -- with purchases of securities with six- to twelve-month maturities. This portfolio structure has continued to provide a competitive yield.

The Fed is likely to be fairly content with the present trend of moderating growth and benign inflation, and, in our opinion should not be moved to change monetary policy in the near term. We expect they will continue to keep a watchful eye on potential inflationary pressures, however, in light of continued tight labor market conditions. We would expect the front-end of the market to continue to be range-bound with a slight positive slope, and we will likely maintain our current neutral positioning. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

AUTOMATED GOVERNMENT MONEY TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                  VALUE
 U.S. TREASURY -- 20.9%
 (A)U.S. TREASURY BILLS -- 5.8%
 $         141,000,000 5.093% - 5.766%, 4/3/1997 - 11/13/1997                        $    137,833,484
                       U.S. TREASURY NOTES -- 15.1%
           356,000,000 5.750% - 8.625%, 4/30/1997 - 9/30/1997                             357,042,913
                        TOTAL U.S. TREASURY                                               494,876,397
 (B)REPURCHASE AGREEMENTS -- 80.6%
           308,770,000 BT Securities Corporation, 5.580%, dated 1/31/1997, due            308,770,000
                       2/3/1997
           100,000,000 CIBC Wood Gundy Securities Corp., 5.580%, dated 1/31/1997,
                       due 2/3/1997                                                       100,000,000
            75,000,000 Deutsche Bank Government Securities, Inc., 5.570%, dated
                       1/31/1997,
                       due 2/3/1997                                                        75,000,000
           100,000,000 First Union Capital Markets, 5.580%, dated 1/31/1997, due          100,000,000
                       2/3/1997
           250,000,000 Goldman Sachs Group, LP, 5.550%, dated 1/31/1997, due              250,000,000
                       2/3/1997
           110,000,000 Nesbitt Burns Securities, Inc., 5.570%, dated 1/31/1997, due       110,000,000
                       2/3/1997
           115,000,000 Lehman Brothers, Inc., 5.600%, dated 1/31/1997, due 2/3/1997       115,000,000
           100,000,000 Nomura Securities International, Inc., 5.580%, dated
                       1/31/1997,
                       due 2/3/1997                                                       100,000,000
           115,000,000 Societe Generale, New York, 5.580%, dated 1/31/1997, due           115,000,000
                       2/3/1997
            30,000,000 State Street Bank and Trust Co., 5.550%, dated 1/31/1997,
                       due 2/3/1997                                                        30,000,000
           115,900,000 Swiss Bank Capital Markets, 5.570%, dated 1/31/1997, due           115,900,000
                       2/3/1997
           100,000,000 Toronto Dominion Securities (USA) Inc., 5.580%, dated
                       1/31/1997,
                       due 2/3/1997                                                       100,000,000
           100,000,000 UBS Securities, Inc., 5.530%, dated 1/31/1997, due 2/3/1997        100,000,000
           100,000,000 UBS Securities, Inc., 5.580%, dated 1/31/1997, due 2/3/1997        100,000,000


AUTOMATED GOVERNMENT MONEY TRUST

  PRINCIPAL
   AMOUNT                                                                                  VALUE
 (B)REPURCHASE AGREEMENTS -- CONTINUED
 $          54,000,000 (c)Goldman Sachs Group, LP, 5.260%, dated 1/13/1997, due      $     54,000,000
                       2/12/1997
            60,000,000 (c)J.P. Morgan & Co., Inc., 5.300%, dated 1/30/1997, due            60,000,000
                       3/3/1997
            51,000,000 (c)Swiss Bank Capital Markets, 5.320%, dated 1/6/1997, due          51,000,000
                       3/7/1997
            28,000,000 (c)UBS Securities, Inc., 5.280%, dated 1/24/1997, due               28,000,000
                       3/25/1997
                        TOTAL REPURCHASE AGREEMENTS                                     1,912,670,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                     $  2,407,546,397


(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,372,025,522) at January 31, 1997.

The following acronym is used throughout this portfolio:

LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT MONEY TRUST
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements            $ 1,912,670,000
 Investments in securities                           494,876,397
 Total investments in securities, at                                   $2,407,546,397
 amortized cost and value
 Income receivable                                                          7,210,046
 Receivable for investments sold                                           17,299,316
 Receivable for shares sold                                                     2,856
   Total assets                                                         2,432,058,615
 LIABILITIES:
 Payable for investments purchased              $    30,607,562
 Income distribution payable                         10,037,831
 Payable to Bank                                     18,843,201
 Accrued expenses                                       544,499
   Total liabilities                                                       60,033,093
 NET ASSETS for 2,372,025,522 shares                                   $2,372,025,522
 outstanding
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 $2,372,025,522 / 2,372,025,522 shares                                          $1.00
 outstanding

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT MONEY TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                $65,990,696
 EXPENSES:
 Investment advisory fee                              $   6,121,692
 Administrative personnel and                               925,099
 services fee
 Custodian fees                                             127,322
 Transfer and dividend disbursing                            75,909
 agent fees and expenses
 Directors'/Trustees' fees                                   19,136
 Auditing fees                                                6,624
 Legal fees                                                   4,320
 Portfolio accounting fees                                   78,491
 Shareholder services fee                                 3,060,846
 Share registration costs                                    23,000
 Printing and postage                                         6,616
 Insurance premiums                                          13,864
 Taxes                                                       12,604
 Miscellaneous                                               13,808
     Total expenses                                      10,489,331
 Waivers --
     Waiver of investment advisory      $(3,334,298)
     fee
     Waiver of shareholder services        (122,434)
     fee
        Total waivers                                    (3,456,732)
              Net expenses                                                 7,032,599
               Net investment                                            $58,958,097
               income

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT MONEY TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                              JANUARY 31,        YEAR ENDED
                                                 1997         JULY 31, 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                  $      58,958,097     $     123,107,424
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment           (58,958,097)          (123,107,424)
 income
 SHARE TRANSACTIONS --
 Proceeds from sale of shares               6,014,183,090         13,616,573,501
 Net asset value of shares issued to
 shareholders in payment
 of distributions declared                     17,618,258             44,825,226
 Cost of shares redeemed                  (6,138,252,392)        (13,631,794,811)
   Change in net assets resulting from      (106,451,044)             29,603,916
   share transactions
    Change in net assets                    (106,451,044)             29,603,916
 NET ASSETS:
 Beginning of period                        2,478,476,566          2,448,872,650
 End of period                          $   2,372,025,522      $   2,478,476,566

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT MONEY TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS
                          ENDED
                       (UNAUDITED)
                        JANUARY 31,                                       YEAR ENDED JANUARY 31,
                           1997     1996       1995       1994       1993       1992       1991      1990        1989        1988
 NET ASSET VALUE,
 BEGINNING OF            $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment            0.02      0.05       0.05       0.03       0.03       0.04       0.07       0.08       0.08       0.06
 income
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment               (0.02)    (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.07)     (0.08)     (0.08)     (0.06)
 income
 NET ASSET VALUE,
 END OF PERIOD            $1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(A)          2.45%     5.15%      5.10%      2.95%      2.79%      4.26%      6.77%      8.21%      8.58%      6.55%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                0.57%*     0.57%      0.57%      0.57%      0.55%      0.57%      0.55%      0.55%      0.55%      0.55%
 Net investment          4.82%*     5.03%      4.97%      2.88%      2.75%      4.17%      6.55%      7.92%      8.30%      6.39%
 income
 Expense waiver/
 reimbursement(b)        0.28%*     0.28%      0.29%      0.06%      0.01%      0.01%      0.03%      0.03%      0.04%      0.03%
 SUPPLEMENTAL DATA
 Net assets, end
 of period (000     $2,372,026 $2,478,477 $2,448,873 $2,640,384 $3,115,772 $3,177,695 $2,829,602 $2,596,695 $2,791,097 $2,388,700
 omitted)

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED GOVERNMENT MONEY TRUST
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Automated Government Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1997, capital paid-in aggregated $2,372,025,522.

Transactions in shares were as follows:

                                              SIX MONTHS
                                                 ENDED
                                              JANUARY 31,       YEAR ENDED
                                                 1997         JULY 31, 1996
 Shares sold                                 6,014,183,090    13,616,573,501
 Shares issued to shareholders in payment       17,618,258        44,825,226
 of distributions declared
 Shares redeemed                            (6,138,252,392)  (13,631,794,811)
  Net change resulting from share             (106,451,044)       29,603,916
  transactions

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

AUTOMATED
GOVERNMENT MONEY TRUST
SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1997

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 052831104
8022501 (3/97)